General Information - Details of Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of subsidiaries [line items]
Assets	₩ 103,443,735		₩ 101,486,316
Liabilities	42,000,967		41,887,716
Equity	61,442,768		59,598,600		₩ 58,191,897		₩ 54,713,966
Revenue	73,459,408		77,056,549		85,003,616
Profit (loss)	1,005,276		1,846,059		3,585,957
POSCO DX CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Equity	525,898		461,450		413,992
Revenue	1,473,291		1,485,876		1,152,680
Profit (loss)	88,599		92,128		45,851
POSCO AUSTRALIA PTY LTD [member]
Disclosure of subsidiaries [line items]
Assets	1,030,657
Liabilities	72,827
Equity	957,831
Revenue	147,136
Profit (loss)	80,352
POSCO-CTPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Assets	108,172
Liabilities	47,479
Equity	60,692
Revenue	264,923
Profit (loss)	0
Domestic [member] | POSCO [Member]
Disclosure of subsidiaries [line items]
Assets	45,681,401		45,825,529		44,644,744
Liabilities	12,574,873		12,716,600		12,148,120
Equity	33,106,528		33,108,929		32,496,624
Revenue	37,556,523		38,971,567		35,152,358
Profit (loss)	901,542		1,179,665		503,076
Domestic [member] | POSCO Eco & Challenge Co., Ltd.
Disclosure of subsidiaries [line items]
Assets	7,409,590		8,402,626		7,680,714
Liabilities	3,987,205		5,061,423		4,494,514
Equity	3,422,385		3,341,203		3,186,200
Revenue	9,933,169		9,463,944		8,377,914
Profit (loss)	93,873		198,412		156,130
Domestic [member] | POSCO DX CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Assets	871,043		871,343		795,602
Liabilities	356,499		418,446		388,531
Equity	514,543		452,897		407,071
Revenue	1,440,386		1,445,326		1,108,702
Profit (loss)	86,759		88,527		43,463
Domestic [member] | eNtoB Corporation [member]
Disclosure of subsidiaries [line items]
Assets	186,221		164,228		192,658
Liabilities	116,120		97,127		128,012
Equity	70,101		67,101		64,646
Revenue	1,018,894		1,110,222		988,417
Profit (loss)	4,683		8,491		10,548
Domestic [member] | POSCO FUTURE M CO.,LTD. and others [Member]
Disclosure of subsidiaries [line items]
Assets	6,765,713		5,756,556		4,276,626
Liabilities	3,980,328		3,327,874		1,849,501
Equity	2,785,385		2,428,682		2,427,125
Revenue	3,608,988		4,457,201		3,041,287
Profit (loss)	(222,038)		32,140		114,853
Domestic [member] | POSCO M-TECH [member]
Disclosure of subsidiaries [line items]
Assets	149,758		154,927		147,012
Liabilities	37,945		39,170		32,170
Equity	111,813		115,757		114,842
Revenue	346,628		341,410		342,176
Profit (loss)	568		4,868		5,176
Domestic [member] | POSCO STEELEON Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Assets	530,860		529,525		531,890
Liabilities	154,751		174,724		201,053
Equity	376,108		354,801		330,837
Revenue	1,175,769		1,132,510		1,181,625
Profit (loss)	32,358		32,276		17,480
Domestic [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Assets					4,298,692
Liabilities					2,638,807
Equity					1,659,885
Revenue					3,605,965
Profit (loss)					190,704
Domestic [member] | POSCO INTERNATIONAL Corporation [member]
Disclosure of subsidiaries [line items]
Assets	12,692,301		12,565,027		9,186,552
Liabilities	6,981,884		7,170,143		5,837,152
Equity	5,710,417		5,394,884		3,349,400
Revenue	27,388,739		28,536,917		32,566,135
Profit (loss)	510,930		632,519		289,472
Domestic [member] | POSCO MOBILITY SOLUTION [Member]
Disclosure of subsidiaries [line items]
Assets	957,411		1,036,342		966,837
Liabilities	406,888		448,319		350,253
Equity	550,523		588,023		616,584
Revenue	1,179,247		1,432,416		1,420,467
Profit (loss)	(35,088)		(24,265)		19,246
Domestic [member] | POSCO Pilbara LITHIUM SOLUTION CO Ltd [Member]
Disclosure of subsidiaries [line items]
Assets	1,254,635		898,301		404,338
Liabilities	1,038,612		558,449		30,418
Equity	216,023		339,852		373,920
Revenue	30,237		4,673		12,566
Profit (loss)	(122,852)		(34,198)		(6,737)
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Assets	232,238		232,848
Liabilities	44,188		53,646
Equity	188,050		179,202
Revenue	23,087		18,044
Profit (loss)	8,852		6,037
Foreign [member] | POSCO America Corporation [member]
Disclosure of subsidiaries [line items]
Assets	182,232		153,900		135,502
Liabilities	8,496		7,980		8,296
Equity	173,737		145,920		127,206
Revenue	13,260		12,231		11,380
Profit (loss)	6,839		16,690		20,379
Foreign [member] | POSCO AUSTRALIA PTY LTD [member]
Disclosure of subsidiaries [line items]
Assets			1,322,381		1,144,012	[1]
Liabilities			133,612		145,830	[1]
Equity			1,188,769		998,182	[1]
Revenue			224,985		265,615	[1]
Profit (loss)			152,896		216,924	[1]
Foreign [member] | POSCO Asia Co Ltd [member]
Disclosure of subsidiaries [line items]
Assets	917,019		1,130,637		1,544,639
Liabilities	621,154		862,642		1,291,250
Equity	295,864		267,995		253,389
Revenue	64,318		83,539		41,863
Profit (loss)	(8,867)		16,275		9,904
Foreign [member] | POSCO-CTPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Assets			113,805		130,536
Liabilities			59,166		76,730
Equity			54,639		53,806
Revenue			250,167		266,938
Profit (loss)			1,093		657
Foreign [member] | POSCO (Zhangjiagang) Stainless Steel Co.,Ltd [Member]
Disclosure of subsidiaries [line items]
Assets	1,047,884		936,933		1,164,609
Liabilities	654,532		459,269		518,106
Equity	393,352		477,664		646,503
Revenue	3,042,140		3,359,087		4,208,952
Profit (loss)	(129,933)		(169,873)		(77,395)
Foreign [member] | POSCO (Thailand) Company Limited [member]
Disclosure of subsidiaries [line items]
Assets	197,326		185,280		166,117
Liabilities	77,129		82,456		62,382
Equity	120,197		102,824		103,735
Revenue	407,074		440,532		504,806
Profit (loss)	2,400		(3,621)		3,662
Foreign [member] | Qingdao Pohang Stainless Steel Co, Ltd [member]
Disclosure of subsidiaries [line items]
Assets	135,759		128,820		132,871
Liabilities	33,597		23,453		13,999
Equity	102,162		105,367		118,872
Revenue	211,357		296,883		380,792
Profit (loss)	(14,197)		(13,362)		(13,525)
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co, Ltd [member]
Disclosure of subsidiaries [line items]
Assets	441,569		371,734		455,662
Liabilities	252,305		198,451		288,070
Equity	189,265		173,283		167,592
Revenue	783,814		729,700		959,115
Profit (loss)	(2,773)		6,364		514
Foreign [member] | POSCO-China Holding Corp. [member]
Disclosure of subsidiaries [line items]
Assets	1,018,689		986,501		1,094,494
Liabilities	512,006		515,610		600,058
Equity	506,683		470,891		494,436
Revenue	20,500		31,329		38,601
Profit (loss)	(17,866)		(22,326)		(34,522)
Foreign [member] | POSCO JAPAN Co, Ltd [member]
Disclosure of subsidiaries [line items]
Assets	212,669		201,184		223,947
Liabilities	8,031		5,300		27,259
Equity	204,638		195,884		196,688
Revenue	15,989		16,453		269,717
Profit (loss)	2,985		3,705		24,344
Foreign [member] | POSCO-lndia Pune Processing Center. Pvt. Ltd.
Disclosure of subsidiaries [line items]
Assets	209,999		222,439		161,519
Liabilities	156,856		175,594		116,774
Equity	53,144		46,845		44,745
Revenue	483,584		436,248		521,504
Profit (loss)	1,129		1,576		7,354
Foreign [member] | POSCO Japan PC CO., LTD [member]
Disclosure of subsidiaries [line items]
Assets	352,915		335,780		386,553
Liabilities	262,886		254,557		311,011
Equity	90,028		81,223		75,542
Revenue	615,346		623,375		635,651
Profit (loss)	6,430		9,079		8,868
Foreign [member] | POSCO-CFPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Assets	331,811		296,489		328,843
Liabilities	257,870		229,961		263,965
Equity	73,941		66,528		64,878
Revenue	980,637		843,934		1,124,718
Profit (loss)	(96)		1,900		14
Foreign [member] | POSCO MPPC S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Assets	661,110		521,303		546,916
Liabilities	536,852		415,819		442,970
Equity	124,258		105,484		103,946
Revenue	1,008,224		934,346		881,066
Profit (loss)	3,709		(278)		8,365
Foreign [member] | POSCO-VIETNAM Co, Ltd [member]
Disclosure of subsidiaries [line items]
Assets	350,524		309,476		321,430
Liabilities	337,418		299,054		305,758
Equity	13,106		10,422		15,672
Revenue	835,631		737,530		885,599
Profit (loss)	1,136		(5,594)		(39,726)
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Assets	749,960		726,121		726,081
Liabilities	475,331		500,597		496,146
Equity	274,629		225,524		229,935
Revenue	999,807		846,600		785,821
Profit (loss)	16,243		(8,530)		(8,832)
Foreign [member] | POSCO Thainox Public Company Limited [member]
Disclosure of subsidiaries [line items]
Assets	512,321		433,638		419,425
Liabilities	115,149		100,506		83,801
Equity	397,172		333,132		335,624
Revenue	576,912		551,000		900,653
Profit (loss)	14,948		(4,170)		7,411
Foreign [member] | POSCO Center Beijing [member]
Disclosure of subsidiaries [line items]
Assets	457,044		427,898		440,329
Liabilities	253,675		246,190		263,555
Equity	203,369		181,708		176,774
Revenue	32,514		37,028		44,183
Profit (loss)	1,065		5,623		8,668
Foreign [member] | POSCO COATED STEEL (THAILAND) CO, LTD [member]
Disclosure of subsidiaries [line items]
Assets	324,391		307,619		319,379
Liabilities	228,055		220,259		235,672
Equity	96,336		87,360		83,707
Revenue	402,981		386,992		458,059
Profit (loss)	(3,165)		1,459		(1,305)
Foreign [member] | POSCO INTERNATIONAL AMARA Co Ltd [Member]
Disclosure of subsidiaries [line items]
Assets	322,963		306,105		308,643
Liabilities	479,031		400,124		379,974
Equity	(156,068)		(94,019)		(71,331)
Revenue	43,629		33,288		34,000
Profit (loss)	(45,325)		(21,723)		(12,626)
Foreign [member] | POSCO VST CO LTD [Member]
Disclosure of subsidiaries [line items]
Assets	304,235		251,525		319,010
Liabilities	224,360		196,382		229,180
Equity	79,875		55,143		89,830
Revenue	510,914		547,889		843,998
Profit (loss)	15,771		(36,723)		17,071
Foreign [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of subsidiaries [line items]
Assets	1,471,597		1,319,232		1,353,120
Liabilities	695,297		791,431		888,574
Equity	776,300		527,801		464,546
Revenue	1,785,238		1,763,374		1,901,490
Profit (loss)	180,957		58,669		(41,471)
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member]
Disclosure of subsidiaries [line items]
Assets	424,014		344,678		334,723
Liabilities	310,883		251,870		255,895
Equity	113,131		92,808		78,828
Revenue	1,003,522		896,860		916,943
Profit (loss)	9,669		13,268		14,296
Foreign [member] | POSCO Vietnam Processing Center Co Ltd [Member]
Disclosure of subsidiaries [line items]
Assets			238,694		260,014
Liabilities			127,038		168,843
Equity			111,656		91,171
Revenue			577,064		783,750
Profit (loss)			7,003		4,930
Foreign [member] | POSCO (Liaoning) Automotive Processing Center Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Assets	89,444		99,186		112,033
Liabilities	31,260		48,858		64,894
Equity	58,184		50,328		47,139
Revenue	209,207		229,524		276,169
Profit (loss)	2,339		3,718		2,682
Foreign [member] | POSCO YAMATO VINA STEEL JOINT STOCK COMPANY [Member]
Disclosure of subsidiaries [line items]
Assets	466,488		434,496		446,881
Liabilities	142,002		127,087		153,467
Equity	324,486		307,409		293,414
Revenue	423,938		395,261		461,530
Profit (loss)	(24,091)		8,993		355
Foreign [member] | PT. KRAKATAU POSCO ENERGY [member]
Disclosure of subsidiaries [line items]
Assets	296,566		263,986		282,988
Liabilities	89,437		94,202		114,371
Equity	207,130		169,784		168,617
Revenue	34,777		34,158		34,599
Profit (loss)	12,578		13,895		16,634
Foreign [member] | POSCO INTERNATIONAL AMERICA CORP. [Member]
Disclosure of subsidiaries [line items]
Assets	726,447		629,533		536,696
Liabilities	489,622		473,572		411,978
Equity	236,825		155,961		124,718
Revenue	2,651,352		2,282,133		2,658,298
Profit (loss)	54,727		29,445		31,244
Foreign [member] | POSCO INTERNATIONAL Deutschland GMBH [Member]
Disclosure of subsidiaries [line items]
Assets	503,928		400,762		403,283
Liabilities	488,965		384,113		390,779
Equity	14,963		16,649		12,504
Revenue	1,099,624		946,974		979,225
Profit (loss)	(2,776)		3,413		5,398
Foreign [member] | POSCO INTERNATIONAL JAPAN CORP [Member]
Disclosure of subsidiaries [line items]
Assets	998,144		895,043		928,656
Liabilities	821,148		744,065		798,617
Equity	176,996		150,978		130,039
Revenue	2,966,044		2,939,318		2,921,851
Profit (loss)	21,235		27,022		26,410
Foreign [member] | POSCO INTERNATIONAL SINGAPORE PTE LTD [Member]
Disclosure of subsidiaries [line items]
Assets	217,546		294,527		257,492
Liabilities	194,011		280,090		250,532
Equity	23,534		14,437		6,960
Revenue	3,225,062		3,025,822		4,955,151
Profit (loss)	6,560		7,452		(2,985)
Foreign [member] | POSCO INTERNATIONAL ITALIA S.R.L. [Member]
Disclosure of subsidiaries [line items]
Assets	291,810		226,148		221,860
Liabilities	271,429		209,374		207,405
Equity	20,381		16,774		14,455
Revenue	862,642		777,756		930,000
Profit (loss)	2,321		1,498		3,539
Foreign [member] | PT. KRAKATAU POSCO [Member]
Disclosure of subsidiaries [line items]
Assets	3,523,003	[2]	3,475,929		3,973,061
Liabilities	2,874,800	[2]	2,747,948		3,321,182
Equity	648,203	[2]	727,981		651,879
Revenue	2,817,274	[2]	3,130,551		3,006,300
Profit (loss)	(168,700)	[2]	65,827		137,787
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY [Member]
Disclosure of subsidiaries [line items]
Assets	568,566		471,071		574,280
Liabilities	568,513		456,913		489,503
Equity	53		14,158		84,777
Revenue	503,646		416,096		880,462
Profit (loss)	(23,238)		(73,032)		48,827
Foreign [member] | POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Assets	204,257		152,896		158,116
Liabilities	192,542		135,087		137,677
Equity	11,715		17,809		20,439
Revenue	347,192		251,884		238,131
Profit (loss)	(7,963)		(3,025)		(1,638)
Foreign [member] | POSCO Argentina S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets	2,786,535		1,658,879		766,020
Liabilities	1,260,950		542,525		15,395
Equity	1,525,585		1,116,354		750,625
Revenue	3,203		0		59
Profit (loss)	(128,649)		(73,807)		(669)
Foreign [member] | POSCO-MKPC SDN BHD [member]
Disclosure of subsidiaries [line items]
Assets	164,150		132,043		153,081
Liabilities	72,783		59,916		85,891
Equity	91,367		72,127		67,190
Revenue	257,822		244,754		244,967
Profit (loss)	7,271		8,770		14,472
Foreign [member] | POSCO INTERNATIONAL VIETNAM CO., LTD [Member]
Disclosure of subsidiaries [line items]
Assets					14,283
Liabilities					6,792
Equity					7,491
Revenue					280,690
Profit (loss)					788
Foreign [member] | POSCO INTERNATIONAL SHANGHAI CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Assets					49,752
Liabilities					39,951
Equity					9,801
Revenue					228,844
Profit (loss)					(525)
Foreign [member] | Senex Holdings PTY LTD [Member]
Disclosure of subsidiaries [line items]
Assets	2,269,190	[2]	1,623,493	[1]	1,386,504
Liabilities	910,149	[2]	802,259	[1]	604,124
Equity	1,359,041	[2]	821,234	[1]	782,380
Revenue	268,350	[2]	246,493	[1]	186,794
Profit (loss)	₩ 16,389	[2]	₩ 14,239	[1]	24,621
Foreign [member] | POSCO INTERNATIONAL CHINA CO LTD [Member]
Disclosure of subsidiaries [line items]
Assets					61,065
Liabilities					34,772
Equity					26,293
Revenue					255,863
Profit (loss)					2,327
Foreign [member] | POSCO INTERNATIONAL MALAYSIA SDN BHD [Member]
Disclosure of subsidiaries [line items]
Assets					4,742
Liabilities					1,739
Equity					3,003
Revenue					243,764
Profit (loss)					₩ 248

[1]	Summarized financial information of POSCO AUSTRALIA PTY LTD and Senex Holdings PTY LTD, a subsidiary of POSCO HOLDINGS INC., are based on its consolidated financial information. The financial information of the other entities is based on separate financial statements of each entity.
[2]	Summarized financial information of POSCO AUSTRALIA PTY LTD, PT. KRAKATAU POSCO and Senex Holdings PTY LTD, a subsidiary of POSCO HOLDINGS INC., are based on its consolidated financial information. The financial information of the other entities is based on separate financial statements of each entity.